NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of Primary Segments of Loan Portfolio

The following table summarizes the primary segments of the loan portfolio as of June 30, 2019 and June 30, 2018.

	June 30, 2019			June 30, 2018
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)
First mortgage loans:
1 – 4 family dwellings	$76,789	$—	$76,789	$72,237	$—	$72,237
Construction	2,907	—	2,907	1,769	—	1,769
Land acquisition & development	694	—	694	—	—	—
Multi-family dwellings	3,123	—	3,123	3,390	—	3,390
Commercial	3,727	—	3,727	3,482	—	3,482
Consumer Loans
Home equity	906	—	906	861	—	861
Home equity lines of credit	1,953	—	1,953	2,177	—	2,177
Other	112	—	112	125	—	125
Commercial Loans	418	—	418	633	—	633

	$90,629	$—	$90,629	$84,674	$—	$84,674

Less: Deferred loan costs	507			469
Allowance for loan losses	(548)			(468)

Total	$90,588			$84,675

Schedule of Nonaccrual Loans

Total nonaccrual loans as of June 30, 2019 and June 30, 2018 and the related interest income recognized during the fiscal years ended June 30, 2019 and June 30, 2018 are as follows:

	June 30, 2019	June 30, 2018
	(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$225	$235
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$225	$235

Average nonaccrual loans:
1 – 4 family dwellings	$231	$242
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$231	$242

Income that would have been recognized	$15	$15
Interest income recognized	$15	$21
Interest income foregone	$—	$—

Schedule of Loans by Aging Categories

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2019 and 2018:

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non- accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2019
First mortgage loans:
1 – 4 family dwellings	$76,564	$—	$—	$—	$225	$225	$76,789
Construction	2,907	—	—	—	—	—	2,907
Land acquisition & development	694	—	—	—	—	—	694
Multi-family dwellings	3,123	—	—	—	—	—	3,123
Commercial	3,727	—	—	—	—	—	3,727
Consumer Loans
Home equity	906	—	—	—	—	—	906
Home equity lines of credit	1,953	—	—	—	—	—	1,953
Other	112	—	—	—	—	—	112
Commercial Loans	418	—	—	—	—	—	418

	$90,404	$—	$—	$—	$225	$225	90,629

Deferred loan costs							507
Allowance for loan losses							(548)

Net Loans Receivable							$90,588

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2018
First mortgage loans:
1 – 4 family dwellings	$72,002	$—	$—	$—	$235	$235	$72,237
Construction	1,769	—	—	—	—	—	1,769
Land acquisition & development	—	—	—	—	—	—	—
Multi-family dwellings	3,390	—	—	—	—	—	3,390
Commercial	3,482	—	—	—	—	—	3,482
Consumer Loans
Home equity	861	—	—	—	—	—	861
Home equity lines of credit	2,177	—	—	—	—	—	2,177
Other	125	—	—	—	—	—	125
Commercial Loans	633	—	—	—	—	—	633

	$84,439	$—	$—	$—	$235	$235	84,674

Deferred loan costs							469
Allowance for loan losses							(468)

Net Loans Receivable							$84,675

Schedule of Loans by Internal Classification

The following tables present the Company’s internally classified construction, land acquisition and development, multi-family residential, commercial real estate and commercial (not secured by real estate) loans at June 30, 2019 and 2018.

	June 30, 2019
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$2,907	$694	$3,123	$3,727	$418
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$2,907	$694	$3,123	$3,727	$418

	June 30, 2018
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$1,769	$—	$3,390	$3,482	$633
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$1,769	$—	$3,390	$3,482	$633

Schedule of Performing and Non-Performing Loans

The following table presents performing and non-performing 1 – 4 family residential and consumer loans based on payment activity for the periods ended June 30, 2019 and June 30, 2018.

	June 30, 2019
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$76,564	$2,971
Non-performing	225	—

Total	$76,789	$2,971

	June 30, 2018
	1 –4 Family	Consumer

	(Dollars in Thousands)
Performing	$72,002	$3,163
Non-performing	235	—

Total	$72,237	$3,163